Financial Risk Management - Schedule of Changes in Fair Value of Investments Held (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial investments [Line Items]
Opening balance	S/ 120,134	S/ 93,144
Unrealized gains (losses) recognized in the period	(2,996)	26,990
Historical cost of investment	(61,105)
Cumulative fair value	S/ (56,033)
Final balance		S/ 120,134